Condensed Consolidated Statements of Profit or Loss and Other Comprehensive Loss (Unaudited) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Other income	$ 1,737	$ 401
Foreign exchange losses	(2)	(2,104)
Fair value change of financial assets at FVTPL	198	460
Fair value change of financial liabilities at FVTPL	164	676
Fair value change of convertible preferred shares	0	(76,430)
Research and development expenses	(16,926)	(16,518)
Administrative expenses	(10,153)	(9,652)
Impairment of an intangible asset	(10,000)
Finance costs	(134)	(60)
Other expense	(90)	(47,457)
Loss before taxation	(35,206)	(150,684)
Income tax expenses	0	(10)
Loss and total comprehensive loss for the period, net of taxation, attributable to owners of the Company	$ (35,206)	$ (150,694)
Loss per share
Basic loss per common share	$ (0.38)	$ (2.55)
Diluted loss per common share	$ (0.38)	$ (2.55)
Weighted average number of common shares outstanding - Basic	93,740	59,000
Weighted average number of common shares outstanding - Diluted	93,740	59,000